Shareholder Report, Average Annual Return (Details) 193959_2x Ether ETF -Consolidated-_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
2x Ether ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2x Ether ETF (Consolidated) NAV
Average Annual Return, Percent	(65.78%)	(78.95%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	16.99%	17.89%